Derivative Assets and Derivative Liabilities (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended			33 Months Ended
	Jul. 31, 2017 $ / T	Jan. 31, 2017 t $ / T	Dec. 31, 2017 USD ($)	Nov. 30, 2017 t $ / T	Dec. 31, 2016 USD ($)	Dec. 31, 2017	Apr. 01, 2015 USD ($)
Disclosure of financial assets [line items]
Proceeds from sales or maturity of financial instruments, classified as investing activities | $			$ 160,636		$ 41,845
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of financial assets [line items]
Nominal amount of hedging instrument | $							40,000
Derivative contract interest rate						1.52%
Gains (losses) on cash flow hedges, net of tax | $			369		$ 85
Proceeds from sales or maturity of financial instruments, classified as investing activities | $			$ 214
Zinc Commodity [member] | December 2016 One [member] | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity				3,900
Derivative contract price per commodity				2,650
Zinc Commodity [member] | December 2016 Two [member] | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity				3,900
Derivative contract price per commodity				2,750
Derivative contract monthly settled tonnes | t				650
Zinc Commodity [member] | July 2017 Two [member] | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity	6,500
Derivative contract cap price per tonne	2,965
Derivative contract floor price per tonne	2,500
Lead Commodity [member] | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity		2,965
Derivative contract price per commodity		2,340
Derivative contract monthly settled tonnes | t		270
Lead Commodity [member] | July 2017 One [member] | Forward contract [member]
Disclosure of financial assets [line items]
Derivative contract quantity of commodity	7,500
Derivative contract cap price per tonne	2,500
Derivative contract floor price per tonne	2,100